NATURE OF ORGANIZATION AND LIQUIDITY AND MANAGEMENT PLANS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 2 – NATURE OF ORGANIZATION AND LIQUIDITY AND MANAGEMENT PLANS

The Company operates what it believes to be the only real-time, law enforcement mobile data information system in the United States.  The Company refers to this real-time, in-car information sharing, communication and data interoperability network as the “COPsync Network.” The COPsync Network, delivered via software as a service, is designed for the purpose of:

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Connecting state and local law enforcement officers, regardless of agency jurisdiction, to a common communications system, enabling them to share mission critical, actionable information and communicate in real-time between and among themselves, as if they were one law enforcement agency;

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Allowing officers to query, in real time, various local, state and federal law enforcement databases, including (i) the FBI Criminal Justice Information Service (CJIS) database, (ii) the law enforcement telecommunications system databases for the States of Texas, Mississippi and Massachusetts, (iii) the historical databases of the Company’s agency subscribers who have provided other subscribers with such access; (iv) the Department of Homeland Security’s El Paso Intelligence Center (EPIC) database, which collects information relating to persons crossing the United States border, and (v) the COPsync Network database, and, as the Company expands the scope of its operations to states others than noted above, it anticipates being able to provide access to the law enforcement telecommunications databases in those states as well, subject to approvals from the applicable governing state agencies;

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Allowing dispatchers and officers to send, in real-time, BOLO (be on the lookout) and other alerts of kidnappings, robberies, car thefts, police pursuits, and other crimes in progress to all officers connected to the COPsync Network, regardless of agency jurisdiction;

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Allowing officers to write tickets, offense reports, crash reports and other reports and electronically and seamlessly send, in real-time or near real-time, the information in those reports to the COPsync Network database and local court and agency databases; and

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Informing officers of certain outstanding misdemeanor warrants at the point of a traffic stop and allowing the officers to provide the violator notice of the outstanding warrant, or collect payment for the warrant with a credit card, through a specific feature enhancement that the Company sometimes refers to as the WARRANTsync system.

The Company also offers the COPsync911 threat alert service for use in schools, hospitals, day care facilities, government office buildings, energy infrastructure and other facilities with a high level of concern about security.  The Company expects its COPsync911 service to reduce emergency law enforcement response times in those circumstances when seconds and minutes count.

When used in schools, the COPsync911 service enables school personnel to instantly and silently send emergency alerts directly to the closest law enforcement officers in their patrol vehicles, and to the local 911 dispatch center, with the mere click of an icon, from any computer within the facility and from any cell phones and other mobile devices associated with the facility.  The alert is also sent to the cell phones of all law enforcement officers in the area and to all teachers, administrators, and other staff at the school, alerting them of imminent danger.

Once the alert is sent, a “crisis communication portal” is established among the person(s) sending the alert, the responding patrol vehicles and the local law enforcement 911 dispatch center.  This allows the person(s) initiating the alert to silently communicate with responding officers and the 911 dispatch center about the nature of the threat, whether it is an active gunman, fire, suspicious person or other emergency.  The crisis communication portal also provides a link to a diagram of the school or other facility and a map to its location.

The Company also augments its other services with its proprietary law enforcement in-car video system, named VidTac.

Liquidity and Management Plans

At June 30, 2015, the Company had cash and cash equivalents of $142,604, a working capital deficit of $5,326,926 and an accumulated deficit of $24,957,953.  The following factors are helping the Company manage its liquidity, avoid default with respect to any material third-party obligations and enable it to progress its business towards cash-flow break-even, and ultimately profitability:

1)  Booked orders for new customer contracts executed in the second quarter of 2015 were approximately $1,452,000, which is an increase of 222% over the first quarter of 2015, and represents the highest quarterly sales orders since the second quarter of 2013.  The Company expects this higher level of sales orders to continue in 2015 as a result of personnel and process changes the Company made in its sales organization during the second quarter of 2015.  The timeline between receiving a sales order and when the Company recognizes revenue and cost of revenue performance normally ranges from thirty days to four months, depending upon the contract value, the type of funding involved, and scope of work involved.

2)  The Company raised $514,315 in the first six months of 2015 pursuant to the Company’s issuance of convertible notes.  The notes have a three-year term, which bears interest at the rate of two percent simple interest per year, payable in cash.  The principal amount of each note is convertible into shares of the Company’s common stock at a price of $11.00 per share.  The notes may be prepaid by the Company under certain conditions.

3)  Holders of warrants to purchase 10,760 shares of the Company’s common stock exercised those warrants in the first six months of 2015, for an aggregate exercise price of $107,600.

4)  Two holders of promissory notes representing an aggregate of $563,477 in principal have expressed their willingness to extend the due dates of their respective notes, one holder whose notes matured during the second quarter totaling $313,477 and another holder whose $250,000 note will mature in the third quarter of 2015.  Both note holders have previously extended their respective notes.  The Company is working with each lender to document these extensions at the date of this report.

5)  The Company raised $350,000 pursuant to a $300,000 six-month bridge loan executed in early May 2015 and a $50,000 four-month bridge loan executed in June 2015.  The Company’s chief executive officer personally guaranteed the repayment of these loans.

6)  The Company has commenced the process of applying to list on the NASDAQ Capital Market, as discussed below.  The Company plans to raise additional capital in connection with its listing on the NASDAQ Capital Market in order to meet the minimum stockholder equity listing standard.

7)  The Company raised net proceeds of $1,308,350 during the month of July 2015 pursuant to a private placement of convertible notes and warrants with accredited individual and institutional investors, as part of a plan previously approved by the Board to raise $2,000,000 in capital funding.  The convertible notes will be converted into shares of the Company’s common stock upon its listing with the NASDAQ Capital Market, as discussed above.  The proceeds from this financing will be used by the Company for repaying the remaining balances of the two bridge loans discussed above and for general working capital purposes.

8)  The Company continues to employ “just in time” principles in its procurement processes for third party hardware, meaning that it attempts to schedule delivery to the customer of the third party hardware that the Company sells immediately after it receives the hardware.  The Company also continues its attempts to collect customer prepayments for the third party hardware it sells at or about the time it orders the hardware, which has helped the Company manage its working capital needs.

9)  The Company’s key vendors continue to work with it by providing extended payment terms for its outstanding payables balances, which has also helped the Company manage its working capital needs.

10)  The Company believes that it has the capability to reduce operating expenses, should circumstances require such actions.

11)  The Company is no longer attempting to raise funds pursuant to an EB-5 economic development arrangement, as previously reported, and the Company is now in discussions with the City of Pharr, which previously loaned the Company $475,000 in connection with the proposed EB-5 economic development arrangement, about converting the loan to an economic development grant.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has accumulated significant losses, which is common for companies at this stage of the Company’s maturity, as it has been developing its current and recently added offerings. The Company has had recurring losses and expects to report losses for fiscal 2015. The Company believes that cash flow from operations, together with other potential sources of cash, will be sufficient to fund the Company’s anticipated operations for the next twelve months.

NOTE 1 -       NATURE OF ORGANIZATION AND LIQUIDITY AND MANAGEMENT PLANS

The Financial Statements and related notes have been restated to retroactively reflect the effect of a 1-for-50 reverse stock split that the Company effectuated on October 14, 2015.

The Company sells the COPsync Network service, which is a real-time, in-car information sharing, communication and data interoperability network for law enforcement agencies.  The COPsync Network service enables patrol officers to collect, report and share critical data in real-time at the point of incident and obtain instant access to various local, state and federal law enforcement databases.  The COPsync Network service also eliminates manual processes and increases officer productivity by enabling officers to electronically write tickets, process DUI and other arrests and document accidents and other incidents.  The Company believes that the COPsync Network service saves lives, reduces unsolved crimes and assists in apprehending criminals through such features as a nationwide officer safety alert system, GPS/auto vehicle location and distance-based alerts for crimes in progress, such as child abductions, bank robberies and police pursuits.  The Company has designed the COPsync Network to be “vendor neutral”, meaning it can be used with products and services offered by other law enforcement technology vendors.  Additionally, the COPsync Network system architecture is designed to scale nationwide.

In addition to the Company’s core COPsync Network service, the Company offers three complementary service/product offerings.  These offerings are: COPsync911, an emergency threat notification service; VidTac, an in-vehicle software-driven video camera system for law enforcement and fire departments; and WARRANTsync, a statewide misdemeanor warrant clearing database.

The Company offers the COPsync911 threat alert, first introduced in the second quarter of 2013, for use in schools, hospitals, day care facilities, governmental office buildings, energy infrastructure and other facilities with a high level of concern about security.  When used in schools, for example, the COPsync911 service enables school personnel to instantly and silently send emergency alerts directly to the closest law enforcement officers in their patrol vehicles, and to the local 911 dispatch center, with the mere click of a screen icon located on every Windows-based computer or any handheld device within the facility.  The alert is also sent to the cell phones of all law enforcement officers in the area and to all teachers, administrators, and other staff at the school, alerting them of imminent danger.  The Company expects its COPsync911 service to reduce emergency law enforcement response times by five to seven minutes.

VidTac is a software-driven video system for law enforcement.  Traditional in-vehicle video systems are “hardware centric” DVR-based systems. The video capture, compression and encryption of the video stream is performed by the DVR.  The estimated price of these high-end, digital DVR-based systems is in excess of $5,000 per system.  These DVR-based systems are typically replaced, at the same expensive price point, every three to four years as new patrol vehicles are placed into service.

The VidTac system is price advantageous vis-a-vis other high-end video systems, since the Company is offering it for sale at a much lower price than the average price of DVR-based video systems.  Furthermore, for those agencies that have in-vehicle computers, the VidTac system eliminates the need for the agency to purchase a second computer, i.e., the DVR, and eliminates the need to replace this second (DVR) computer every three to four years as new patrol vehicles are placed into service.

The WARRANTsync system is designed to be a Texas statewide misdemeanor warrant clearing database. It enables law enforcement officers in the field to receive notice of outstanding warrants in real-time at the point of a traffic stop.  The WARRANTsync system enables the offender to pay the outstanding warrant fees and costs using a credit card.  Following payment, the offender is given a receipt and the transaction is complete.  This product could be viewed as an enhancement feature to the core COPsync Network service since all COPsync Network users receive the outstanding Warrant notice.

At December 31, 2014, the Company had cash and cash equivalents of $587,459, a working capital deficit of $3,484,825 and an accumulated deficit of $22,908,272.  The Company took the following steps in fiscal year 2014 and in the first quarter of 2015 to manage its liquidity, to avoid default on any material third-party obligations and to continue progressing its business towards cash-flow break-even, and ultimately profitability:

1)  The Company signed service agreements for approximately $4,500,000 in new orders for the twelve month period ended December 31, 2014, compared to approximately $5,852,000 in new orders for the comparable period in 2013, a decrease of approximately 23%.  The Company expects this will negatively impact its reported revenue and liquidity in the short-term.  The Company believes this decrease resulted from experiencing high turnover within its sales organization.  The Company is continually evaluating the performance of its sales team and replacing those who are not meeting the Company’s expectations.  As the Company continues to add to the number and quality of its sales team, the Company expects its orders to begin growing again.  This decrease in the Company’s new orders was partially offset by an increase in customer subscription renewals in 2014 of $1,531,000, up from $1,303,000 in 2013 for an increase of 17%.

2)  The Company continues to employ “just in time” principles in our procurement processes for third party hardware, meaning that it attempts to schedule delivery to the customer of the third party hardware that the Company sells immediately after it receives the hardware.  The Company also continues its attempts to collect customer prepayments for the third party hardware it sells at or about the time it orders the hardware, which has helped the Company manage its working capital needs.

3)  The Company’s key vendors are currently offering us extended payment terms for our outstanding payables balances, which has also helped us manage our working capital needs.

4)  In October 2014, the Company’s Board of Directors approved a funding initiative for $750,000 to fund a software development effort for feature and function enhancements to enable the COPsync Network and COPsync911 threat alert system more readily to scale nationwide.  As of the date of this report, $450,000 has been raised, all in the first quarter of 2015.  The investment security is a three-year convertible promissory note, which bears interest at the rate of two percent simple interest per year, paid in cash.  The principal amount of the note is convertible into shares of the Company’s common stock at the rate of $11.00 per share.  The promissory note may be prepaid by the Company under certain conditions.

5)  At December 31, 2014, the Company had outstanding warrants to purchase an aggregate of 63,112 shares of its common stock at a price of $10.00 per share, an aggregate exercise price of $631,116, that expire in 2015.  The Company believes that the bulk of these warrants will be exercised in calendar year 2015.  As of the date of this report date, warrants to purchase 7,200 shares of the Company’s common stock have been exercised for a total exercise price of $64,000, all in the first quarter of 2015.

6)  The Company’s Balance Sheet as of December 31, 2014, indicates a notes payable-current portion balance of $669,789, which is due in 2015.  Of that total, notes representing $570,977 in principal amount are held by three note-holders who have previously extended the original due date of their respective notes. The Company believes these note holders will agree to extend the due dates of these notes again, if required.

7)  The Company is attempting to secure up to $2.0 million in additional funding pursuant to an EB-5 program, which the Company originally expected to close in 2014.  The Company remains optimistic that it can successfully close this funding in 2015.  The EB-5 program is a program under which foreign nationals loan money to U.S. companies who are creating U.S. jobs.  Following the job creation, the foreign lenders receive U.S. “green cards”.  The Company will use a portion of any proceeds from this EB-5 program to repay a loan from the City of Pharr, Texas, if required.  Any remaining funds will be used for general working capital purposes, including the Company’s anticipated hiring of a number of employees in the City of Pharr.

8)  The Company believes that it has the capability to further reduce operating expenses, should circumstances warrant.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has accumulated significant losses as it has been developing its current and recently added offerings. The Company has had recurring losses and expects to report losses for fiscal 2015. The Company believes that cash flow from operations, together with the potential sources of debt, equity and revenue-based financing outlined above will be sufficient to fund the Company’s anticipated operations for fiscal 2015.